Acquisitions - Maryland Compassionate Care and Wellness, LLC - Additional Information (Details) $ in Thousands	May 01, 2021 USD ($)
Maryland Compassionate Care and Wellness, LLC
Acquisitions
Total consideration paid	$ 132,232